Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal				$ 61
State	1,600	$ 1,600	1,600	2,400
Foreign	1,663	1,635	1,651	1,662
Total	$ 3,263	$ 3,235	$ 3,251	$ 4,123